Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary of our related party transactions as reported on our Statements of Operations for the nine months ended September 30, 2016 and 2015 (in thousands):

	Nine Months Ended
	September 30,
	2016	2015
LNG revenues—affiliate
Cheniere Marketing Master SPA	$16,236	$—

Cost of sales—affiliate
Cargo loading fees under the Terminal Use Rights Assignment and Agreement (the “TURA”)	2,460	—
Fees under the Pre-commercial LNG Marketing Agreement	1,430	—
Total cost of sales—affiliate	3,890	—

Operating and maintenance expense—affiliate
TUA	28,764	—
Natural Gas Transportation Agreement	24,344	—
Services Agreements	12,530	221
LNG Site Sublease Agreement	592	235
Total operating and maintenance expense—affiliate	66,230	456

Terminal use agreement maintenance expense—affiliate
TUA	208	308

Development expense—affiliate
Services Agreements	369	562
LNG Site Sublease Agreement	115	—
Total development expense—affiliate	484	562

General and administrative expense—affiliate
Services Agreements	51,824	58,048
LNG Site Sublease Agreement	—	241
Other agreements	—	15
Total general and administrative expense—affiliate	51,824	58,304